SECURITIES CLASS ACTION LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended
	Nov. 30, 2011 item	Sep. 30, 2012	Apr. 12, 2012 Goldex mine item	Sep. 30, 2012 Goldex mine
Securities class action lawsuits
Number of putative class actions against entity (in lawsuits)	2
Damages sought by plaintiffs (in dollars)		$ 250		$ 100
Number of directors issued with notice of motion for leave to Institute Class Action and for Appointment of Representative Plaintiff			2